Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Entity File Number	001-36581
Entity Registrant Name	Vascular Biogenics Ltd.
Entity Central Index Key	0001603207
Entity Address, Address Line One	8 HaSatat St
Entity Address, City or Town	Israel